Equity Method Investment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Nov. 30, 2010	Dec. 31, 2011	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Common Interest in Minnesota Pipe Line				17.00%
Carrying Value of Equity Method Investment			$ 92.4				$ 89.9
Carrying Amount of Equity Method Investment	6.7		7.1	6.7			6.9
Distribution received	4.2	2.5	0.7	10.0	4.9	6.0	8.0	1.4
Equity Income from Minnesota Pipe Line	2.8	0.9		8.7	3.2		5.7
Northern Tier Energy LP
Schedule of Equity Method Investments [Line Items]
Carrying Value of Equity Method Investment	$ 88.3			$ 88.3			$ 89.9
Minnesota Pipe Line Company
Schedule of Equity Method Investments [Line Items]
Common Interest in Minnesota Pipe Line							17.00%